LEHMAN & EILEN LLP
                          20283 State Road 7, Suite 300
                            Boca Raton, Florida 33498
                               Tel. (561) 237-0804
                               Fax (561) 237-0803


                                                              June 7, 2006


VIA EDGAR

Ms. Pamela A. Long
Assistant Director
United States Securities
   and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, D.C. 20549

                  RE:    FILE NO. 000-19170
                         JUNIPER GROUP, INC., PRELIMINARY INFORMATION STATEMENT FILED ON MARCH 27, 2006 AND AMENDED ON APRIL 27, 2006 AND MAY 19, 2006

Dear Ms. Long:

         Thank you for your letter dated June 2, 2006, letter regarding Juniper Group, Inc. (the "Company"). Enclosed is an amended Definitive Information Statement on Schedule 14C ("Amended 14C"), which has been marked to show changes from our prior submission. The changes reflected in the Amended 14C reflect the staff's comments to the previously submitted material. Also, in order to assist you in your review of the Amended 14C, we hereby submit a letter responding to the comments. For your convenience, we have set forth below the staff's numbered comments in their entirety followed by our responses thereto.

Financial Statements

         1. We note your response to comment one of our letter dated May 1, 2006. You are not permitted to incorporate the materials referenced in this section unless you deliver the incorporated material with your information statement, as you are not Form S-3 eligible. Please revise accordingly. Please see Item 13(b)(2) of Schedule 14A.

                  Response: We have made the requested change. The Company's financial statements in its Form 10-KSB dated April 17, 2006 and Form 10-QSB dated May 18, 2006, will be included with the Information Statement.

Ms. Pamela Long
United States Securities
    and Exchange Commission
June 7, 2006
Page 2

         Please feel free to call me at (561) 237-0804, if you have any questions or need additional information.

                                                              Sincerely,

                                                              /s/ Hank Gracin

                                                              Hank Gracin

HG:ckg
Enclosures